Stockholders' Equity (Deficit) and Stock-Based Compensation - Effect of Stock-Based Compensation on Income by Line Item (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock based compensation	$ 16,358	$ 3,464	$ 2,515
Cost of Revenue, Subscription [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock based compensation	128	50	27
Cost of Revenue, Service [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock based compensation	498	211	100
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock based compensation	6,190	691	739
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock based compensation	5,596	1,194	691
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock based compensation	$ 3,946	$ 1,318	$ 958